Basis of preparation	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Basis of preparation
2. Basis of preparation
(1) Compliance with IFRS Accounting Standards
Toyota’s consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the IASB.
The consolidated financial statements were approved on June 10, 2026 by Kenta Kon, President, Operating Officer, and Yoichi Miyazaki, CFO, member of the Board of Directors.
(2) Basis of measurement
Toyota’s consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities measured at fair value and assets and liabilities associated with defined benefit plans indicated in “3.Material accounting policies”.
(3) Functional currency and presentation currency
The consolidated financial statements are presented in Japanese yen, which is the functional currency of TMC. All financial information presented in Japanese yen has been rounded to the nearest million Japanese yen, except when otherwise indicated. Amounts may not sum to totals due to rounding.
(4) Changes in Presentation
(Consolidated statement of financial position)
Provisions, which were included in “Other current liabilities” and “Other non-current liabilities” for the year ended March 31, 2025, have been reclassified and presented as separate line items for the year ended March 31, 2026, due to the increased materiality and for the purpose of providing a clearer presentation of the financial position.
To reflect this change in presentation, amounts for the year ended March 31, 2025 have also been reclassified and presented accordingly.
As a result of this reclassification, ¥413,352 million previously presented in “Other current liabilities” has been reclassified to “Provisions” within current liabilities, and ¥301,103 million previously presented in “Other non-current liabilities” has been reclassified to “Provisions” within non-current liabilities.